EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2016
EARNINGS PER SHARE
Schedule of basic earnings per share and diluted earnings per share

	Six-month period ended June 30, 2015	Six-month period ended June 30, 2016
	RMB	RMB
Numerator:
Net income/(loss) attributable to Ctrip's shareholders	16,791,741	(2,099,936,625)
Eliminate the dilutive effect of interest expense of convertible notes	—	—

Numerator for diluted earnings/(loss) per share	16,791,741	(2,099,936,625)

Denominator:
Denominator for basic earnings per ordinary share—weighted average ordinary shares outstanding	35,646,304	57,153,857
Dilutive effect of share options	2,587,381	—
Dilutive effect of convertible bond sold warrants	484,527	—

Denominator for diluted earnings per ordinary share	38,718,212	57,153,857

Basic earnings/(losses) per ordinary share	0.47	(36.74)

Diluted earnings/(losses) per ordinary share	0.43	(36.74)

Basic earnings/(losses) per ADS	0.06	(4.59)

Diluted earnings/(losses) per ADS	0.05	(4.59)

Schedule of weighted average number of ordinary shares excluded from computation of diluted earnings per share

	Six-month period ended June 30, 2015	Six-month period ended June 30, 2016
2017 convertible senior notes	873,322	444,203
2018 convertible senior notes	2,551,360	2,551,360
2020 convertible senior notes	53,337	1,608,985
2025 convertible senior notes	31,013	935,550
Priceline convertible 2019 notes	1,536,338	1,536,338
Priceline convertible 2020 notes	105,971	599,400
Priceline convertible 2025 notes	—	912,919
A long-term equity investment firm notes	—	912,919
Outstanding weighted average stock options	92,914	3,645,893
Sold Warrants	—	307,202

	5,244,255	13,454,769